LIABILITIES AND DEBT - Promissory Note Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2023	Feb. 28, 2021
Debt Instrument
Repayment of outstanding principal amount	$ 5,677,621
Outstanding balance	1,329,507		$ 1,966,250	$ 2,502,000
Debt discount			1,378,200
Net proceeds			6,951,250	8,433,650
Amortization of debt discount	689,100
Promissory note payable, net	10,914,831		9,000,000	3,500,000
Bailey LLC
Debt Instrument
Aggregate principal amount					$ 5,500,000
Promissory note, annual interest rate (as a percent)					8.00%
Notes Payable to Banks
Debt Instrument
Interest expense		$ 105,000
PPP Loan
Debt Instrument
Aggregate principal amount				203,994
PPP Loan | Bailey LLC
Debt Instrument
Aggregate principal amount				$ 204,000		$ 407,994
Principal	933,295		933,295
Bailey Note [Member]
Debt Instrument
Aggregate principal amount	3,500,000		3,500,000
Interest expense	105,000
Promissory note payable, net	3,500,000		3,500,000
Sundry Note [Member]
Debt Instrument
Interest expense	$ 110,000
Promissory note, annual interest rate (as a percent)	8.00%
Promissory note payable, net	$ 5,500,000		$ 5,500,000
March 2023 Notes [Member]
Debt Instrument
Debt discount	608,750
Original issue discount	408,750
Net proceeds	$ 1,850,000
Prepayment penalty	0.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount	$ 7,500,000
Percentage of notes to be repaid, if the Company completes a debt or equity financing of amount equal to or greater than the threshold amount	100.00%
Penalty percentage on notes to be repaid, if the Company completes a debt or equity financing of amount equal to or greater than the threshold amount	0.00%
Additional interest percentage	0.00%
Original interest discount percentage	20.00%
Amortization of debt discount	$ 64,831
Debt discount	(543,919)
Promissory note payable, net	$ 2,458,750
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount	50.00%